Fees Summary	Oct. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 459,999,940.00
Previously Paid Amount	0.00
Total Fee Amount	63,525.99
Total Offset Amount	0.00
Net Fee	63,525.99
Narrative - Max Aggregate Offering Price	$ 459,999,940.00
Final Prospectus	true